Revenues	12 Months Ended
Aug. 31, 2022
Revenues
Revenues

20. Revenues

	2022	2021	2020
	$	$	$
Sales of boats	2,459,365	2,080,110	2,249,107
Sales of parts and boat maintenance	97,721	75,205	167,263
Boat rental and boat club membership revenue	4,793,860	1,355,548	—
Other	—	2,925	803
	7,350,946	3,513,788	2,417,173

The geographical distribution of revenues from external customers is as follows:

	Sale of	Rental of	2022
	electric boats	electric boats	Total
	$	$	$
Canada	557,639	—	557,639
USA	1,292,666	4,793,861	6,086,527
Other	706,780	—	706,780
	2,557,085	4,793,861	7,350,946

	Sale of	Rental of	2021	2020
	electric boats	electric boats	Total	Total
	$	$	$	$
Canada	571,216	—	571,216	827,057
USA	1,329,575	1,363,024	2,692,599	1,407,063
Other	249,973	—	249,973	183,053
	2,150,764	1,363,024	3,513,788	2,417,173